Cover - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-41467
Entity Registrant Name	Magic Empire Global Limited
Entity Central Index Key	0001881472
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	3/F
Entity Address, Address Line Two	8 Wyndham Street
Entity Address, City or Town	Central
Entity Address, Country	HK
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	MEGL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	20,256,099
Auditor Firm ID	5395	711
Auditor Name	Marcum Asia CPAs LLP	Friedman LLP
Auditor Location	New York, New York	New York, New York
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3/F
Entity Address, Address Line Two	8 Wyndham Street
Entity Address, City or Town	Central
Entity Address, Country	HK
City Area Code	(852)
Local Phone Number	3577 8770
Contact Personnel Name	Ms. Vivien Tai
Contact Personnel Email Address	meglir@giraffecap.com